Results of Operations	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Results of operations
2.5.6	Results of Operations
Revenue

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Out-licensing revenue	—	—
Other revenue	44	—

Total	44	—

The Group’s license and collaboration agreements generated no revenue in the first half of 2023 similar to first half 2022. The Group did not enter into any new license agreements for the six-month
period ended June 30, 2023.

The Group does not expect to generate material revenue unless and until the Group concludes partnerships with outside parties around the licensing of the patents around allogeneic CAR
T-cell
therapies and NKG2D-based therapies.
The other revenue recognized in the first half of 2023 is part of contract with customer to sell C-Cathez medical devices.
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s condensed consolidated interim financial statements.

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Employee expenses	1 711	5 432
Preclinical study costs	411	1 034
Depreciation	367	721
IP filing and maintenance fees	135	458
Rent and utilities	133	323
Share-based payments	66	212
Travel & Living	34	76
Consulting fees	5	126
Clinical study costs	(685)	1 465
Process development and scale-up	—	459
Others	(38)	221

Total R&D expenses	2 139	10 527

Research and development expenses totaled €2.1 million for the six-month
period ended June 30, 2023, which represents a decrease of 79.7% compared to the first semester of 2022.
The changes in the R&D expenses are mainly driven by:

•	The decrease of employee expenses mainly related to headcount reduction through the year ended December 31, 2022 to support the Group’s reorganization around preclinical and clinical programs;

•
The decrease on clinical study costs mainly due to the Group’s decision to discontinue the development of its remaining clinical programs
CYAD-02,
CYAD-101
and
CYAD-211
taken in December 2022 for which a provision had been recorded to cover for contractual obligations through 2023 for an amount of €2.1 million
 (whose €1.8 million were used during the first semester of 2023)
. In relation to the closing activities of the clinical studies through the first semester of 2023, additional savings have been recognized mainly associated to the closing of sites, central labs and clinical research organization (“CRO”);

•
The decrease of preclinical activities after the Group’s decision to adopt and implement over the last few months of the year 2022 the new business strategy to focus on early stage discovery research in areas of expertise where it can leverage the differentiated nature of its platforms;

•	The decrease on IP filing and maintenance fees due to the strengthening the IP prosecution which occurred over the year 2022;

•
The decrease of the expenses associated with the share-based payments
(non-cash
expenses) related to the warrants plan offered to the employees, managers and directors, mainly related to the decrease in the fair market value of stock options issued over the previous years and the headcount reduction through the year ended December 31, 2022;

•
The decrease in depreciation and rent and utilities due to sale of the assets associated to the Manufacturing Business Unit included facilities and equipment, office furniture, leasehold improvements, and laboratory equipment in September 2022 and to the sale of certain fixed assets of the Group to Cellistic as of January 1, 2023, mainly associated to the Belin 2 building for which the Group executes short term lease (less than 12 months) of a part of Belin 2 building from Cellistic before moving to the new Group’s headquarter during the second semester of 2023 (see note 2.5.1); and

•
The decrease of process development costs, consulting fees and other costs associated with the manufacturing activities after the Group’s decision to adopt and implement over the last few months of the year 2022 the new business strategy to focus on early stage discovery research and discontinue the development of clinical programs and associated manufacturing activities.

General and administrative expenses

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Employee expenses	1 050	2 589
Consulting fees	1 072	1 138
Insurances	657	1 215
Share-based payments	378	864
Communication & Marketing	132	190
Travel & Living	53	57
Rent	44	32
Depreciation	30	102
Others	249	58

Total General and administrative expenses	3 665	6 245

General and Administrative expenses totaled €3.7 million for the six-month
period ended June 30, 2023, which represents a decrease of 41.3% compared to 2022.
The changes in the General and Administrative expenses are mainly driven by:

•	The decrease of employee expenses mainly related to headcount reduction and management changes through the year ended December 31, 2022 to support the Group’s reorganization;

•
The decrease in insurances costs (D&O insurance principally) due to additional expenses recognized during the first semester of the year 2022, associated to previous capital raise which occurred at year-end
2021; and

•
The decrease of the expenses associated with the share-based payments
(non-cash
expenses) related to the warrants plan offered to the employees, managers and directors, mainly related to the decrease in the fair market value of stock options issued over the previous years and the headcount reduction through the year ended December 31, 2022.

Change in fair value of contingent consideration, other income and other expenses
Change in fair value of contingent consideration

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Change in fair value of contingent consideration	—	1 128

Total Change in fair value of contingent consideration	—	1 128

As of June 30, 2023, there is no change in fair value of the contingent consideration and other financial liabilities as Management has determined that there has been no event (such as a firm sublicense or collaboration contract) that increase
s
the probability of the projected future cash outflow due to
Celdara Medical, LLC and Dartmouth College, indicating that the probability is remote, similar to December 31, 2022.

As of December 31, 2022, Management had to conclude on the full reversal of the contingent consideration and other financial liabilities associated with the potential future payments due to Celdara Medical, LLC and Dartmouth College associated to the Group’s immuno-oncology platform, for a total amount of €14.7 million. This accounting conclusion, which reflected a picture of the situation at December 31, 2022, doesn’t affect the Management’s commitment to continue the exploitation of these IPs in its new strategy.
For
comparative purpose, as of June 30, 2022, the liability evolution had reflected the development of the Group’s product candidates using CAR T technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of its underlying business plans and revenue forecast. The fair value adjustment (€1.1million, non-cash
income) relating to reassessment as of June 30, 2022, has been mainly driven by:

•
The updated assumptions on projected revenue associated to the Group’s allogeneic CAR T program
CYAD-101
for the treatment of mCRC for which the timing of the potential commercialization of the Group’s
CYAD-101
program had been delayed by one year. Additionally, the addressable patient population had been reduced based on safety findings for the candidate from the
CYAD-101-002
Phase 1b trial, which had been on clinical hold during the second quarter of 2022 after two fatalities occurred in patients with similar pulmonary findings;

•	The update in discount rate (Weighted Average Cost of Capital, or WACC) used for fair value measurement purposes at June 30, 2022, which had led to an increase of the WACC; and

•	The revaluation of the U.S. dollar against the Euro.
Other income

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Grant income (RCAs)	464	645
Grant income (Other)	334	804
R&D tax credit	106	329
Gain on sales of Property, plant & equipment	1 070	—
Other	149	3

Total Other Income	2 123	1 781

For the
six-month
period ended June 30, 2023, other income is mainly related to:

•
Grant income (RCAs): additional grant income has been recognized in 2023 on grants in the form of recoverable cash advances (RCAs) for contract numbered 8436. In accordance with IFRS standards, the Company has earned grants for the period amounting to €0.7 million, out of which €0.2 million is accounted for as a financial liability and the remaining €0.5 million as a grant income. The decrease compared to June 30, 2022, is mainly associated with the decrease on additional grant income recognized on the
conventions due to advancement of the subsidized programs;

•
Grant income (Others): additional grant income has been recognized in 2023 on grants received from the regional government (contract numbered 8516), not referring to RCAs and not subject to reimbursement. The decrease compared to June 30, 2022, is mainly associated with the decrease on additional grant income recognized on this convention due to advancement of the subsidized programs;

•
R&D tax credit: the current year income decreased compared to June 30, 2022, due to lower eligible expenses on clinical activities and prioritization of discovery research in areas of expertise where it can leverage the differentiated nature of the Group’s platforms;

•
Gain on sale of Property, plant & equipment results from the terms of the asset purchase agreement between Celyad Oncology and Cellistic under which Cellistic agreed to acquire certain fixed assets of the Group for a total consideration of €1.3 million, effective as of January 1, 2023 (see note 2.5.1). The book value of the assets sold to Cellistic was €0.2 million. As of December 31, 2022, in accordance with IFRS 5,
Non-current
Assets Held for Sale and Discontinued Operations, these fixed assets had been classified as non-current
assets held for sale and presented in the consolidated statement of financial position as a line item entitled “Assets held for sale”; and

•
Other income associated to cross-charge of expenses to Cellistic associated to the management of the transition phase before moving of the Group’s to its new headquarter for €0.2 million (see note 2.5.1).

Other expenses

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Remeasurement of RCAs	20	66
Loss on disposals of Property, plant & equipment	7	—
Other	37	148

Total Other Expenses	64	214

The decrease of the other expenses is mainly due to the recognition of a bad debt accrual on trade and other receivable in 2022.
Operating loss
As a result of the foregoing, the Group’s operating loss, totaled €3.7 million for the six-month
ended June 30, 2023, compared to €14.1 million at June 30, 2022.
Financial income and financial expenses
The decrease of the financial income
of
€0.1 million refers mainly to the gain on foreign exchange differences due to the higher revaluation of the USD in 2022.
The decrease of the financial expenses of €0.1 million refers mainly to interest expenses associated to terminated lease agreements occurred through the second semester of 2022.
Loss for the period
As a result, the Group’s loss for the
six-month
period ended June 30, 2023, was €3.7 million compared to €14.1 million at June 30, 2022.
Loss per share
The loss per share is calculated by dividing loss for the period by the weighted average number of ordinary shares outstanding during the period. As the Group is incurring net losses, outstanding warrants have an anti-dilutive effect. As such, there is no difference between the basic and the diluted earnings per share.

	For the Six-month period ended June 30,
(€’000)	2023	2022

Loss of the year attributable to Equity Holders	(3 740)	(14 056)
Weighted average number of shares outstanding	22 593 956	22 593 956

Earnings per share (non-fully diluted) in €	(0.17)	(0.62)

Outstanding warrants	2 852 913	2 269 448